Corporate Information - Additional Information (Detail) ₱ / shares in Units, shares in Thousands, ₱ in Millions				12 Months Ended
	Nov. 30, 2011 shares	Mar. 14, 2006	Mar. 24, 2000	Dec. 31, 2024 PHP (₱) ₱ / shares shares	Dec. 31, 2023 PHP (₱) shares	Oct. 16, 2012 PHP (₱) ₱ / shares shares	Jun. 05, 2012 ₱ / shares	Oct. 26, 2011 shares	Feb. 28, 2007
Disclosure Of Corporate Information [Line Items]
Address of entity's registered office				Ramon Cojuangco Building, Makati Avenue, Makati City, Philippines
Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued				150,000	150,000
Par value | ₱ / shares							₱ 1
Subscription price | ₱				₱ 150	₱ 150
Amount of shares outstanding				150,000	150,000
American Depositary Shares [Member]
Disclosure Of Corporate Information [Line Items]
Par value | ₱ / shares				₱ 5
Amount of shares outstanding				16,500
Metro Pacific Asset Holdings, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders									46.00%
Percentage of interest in entity from shareholders acquired									6.00%
First Pacific Group [Member]
Disclosure Of Corporate Information [Line Items]
Beneficial ownership decrease percentage				2.00%
NTT DOCOMO, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner		7.00%
Smart Communications, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of ownership			100.00%
NTT Communications Corporation [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner		7.00%	15.00%
NTT Communications and NTT Docomo [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				20.00%
First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders				20.35%					28.00%
First Pacific Group and Philippine Affiliates [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				15.00%
JG Summit Group [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of interest in entity from shareholders				11.27%
JG Summit Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				6.65%
JG Summit Holdings, Inc [Member]
Disclosure Of Corporate Information [Line Items]
Common shares issued								27,700
JG Summit Holdings, Inc [Member] | First Pacific Group [Member]
Disclosure Of Corporate Information [Line Items]
Number of PLDT common shares sold	5,810
JG Summit Holdings, Inc [Member] | NTT DOCOMO, Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Number of PLDT common shares sold	4,560
Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Corporate Information [Line Items]
Number of shares issued						150,000
Beneficial Trust Fund Holdings Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Par value | ₱ / shares						₱ 1
Subscription price | ₱						₱ 150
NTT Group [Member] | Voting Preferred Stock [Member]
Disclosure Of Corporate Information [Line Items]
Percentage of economic and voting interest held by strategic partner				12.00%